Earnings per Share (Details) - Schedule of loss after income tax	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Schedule Of Loss After Income Tax Abstract
Loss after income tax attributable to the owners of Mobilicom Limited	$ (341,469)	$ (231,976)	$ (2,704,845)	$ (2,781,899)